Other revenues	6 Months Ended
Jun. 30, 2013
Other revenues
Note 9 Other revenues

in	2Q13	1Q13	2Q12	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without SEI	152	64	50	216	194
Loans held-for-sale	2	(5)	(9)	(3)	(19)
Long-lived assets held-for-sale	(7)	(15)	(1)	(22)	(3)
Equity method investments	30	36	33	66	64
Other investments	82	57	130	139	362
Other	158	83	172	241	579
Other revenues	417	220	375	637	1,177